8. INCOME TAXES (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Computed "expected" US tax (benefit) at Federal statutory rate	$ (283,266)	$ 41,645
Change resulting from:
State and local income taxes, net of federal income tax benefit	(55,828)
Valuation allowance	414,612	(281,039)
Non-deductible items	(68,155)	12,063
Expired State Net Operating Losses	0	234,411
Income tax expense (benefit)	$ 7,363	$ 7,080